PROPERTY MINERAL RIGHTS AND EQUIPMENT	12 Months Ended
Sep. 30, 2023
PROPERTY MINERAL RIGHTS AND EQUIPMENT
PROPERTY, MINERAL RIGHTS AND EQUIPMENT

NOTE 3 – PROPERTY, MINERAL RIGHTS AND EQUIPMENT:

The following is a summary of property, mineral rights, equipment and accumulated depreciation at September 30, 2023 and 2022:

	Expected Useful Lives (years)	2023	2022

Mineral rights – Eureka	-	$13,729,838	$13,647,838
Mineral rights – Seven Troughs, New York Canyon and other	-	248,227	168,925
ARO Asset	-	125,636	112,615
Total mineral rights		14,103,701	13,929,378

Equipment and vehicles	2-5	53,678	53,678
Office equipment and furniture	3-7	70,150	70,150
Land	-	51,477	51,477
Total property and equipment		175,305	175,305
Less accumulated depreciation		(123,828)	(123,828)
Property, mineral rights, and equipment, net		$14,155,178	$13,980,855

Mineral rights at Eureka increased by $82,000 for advanced royalty payments to Rocky Mountain Mining Company for Lookout Mountain during the year ended September 30, 2023 and 2022. Depreciation expense for the years ended September 30, 2023 and 2022, was $ 0 for each period.

Seven Troughs:

In its fiscal 2012, Timberline announced the acquisition from CIT Microprobe Holdings, LLC (California Institute of Technology) (“CIT”) of CIT’s interest in 3,900 acres (6.1 square miles) of patented and unpatented mining claims comprising the majority of the Seven Troughs gold mining district near Lovelock, Nevada. The acquired interest is as lessee under the terms of a 50-year lease, originally executed in 1975. Terms of the purchase agreement included a cash payment of $50,000 and a 2-percent NSR production royalty reserved to CIT. While the Company is certain of its rights and obligations under the lease, the lessor’s identification became somewhat clouded over the years due to passing of the early lessor principal to the agreement and a lack of full clarity as to all the eventual inheritors of the property. The Company has met its obligations under the lease and has located and secured agreements with the heirs to acquire any of their residual rights. The Company is moving to have the agreements adjudicated appropriately. The Company has the option to purchase one-half of the NSR production royalty for $1 million for the entirety of the lease term.

On April 26, 2022, the Company entered into a Memorandum of Agreement with Normandy Gold Limited (“NDY”) to grant NDY a 12-month exclusive option to enter into an earn-in joint venture agreement with the Company regarding the Seven Troughs property. The option was extended for an additional indefinite period to allow for additional actions to clear technical title issues, expected to occur in the second quarter of fiscal 2024. Subject to negotiation and execution of a definitive agreement, the option may provide NDY with the opportunity to solely fund $5,000,000 of exploration over 6 years, make cash payments of $250,000 to the Company and issue 2,000,000 NDY shares to the Company to ultimately earn a 75% interest in the property.

Earn-In Period:

To earn an initial 51% interest in the project, NDY must spend $2,000,000 in exploration expenditures and make cash payments of $250,000, as follows:

•	$100,000 of committed expenditures within the first 12 months from exercising the exclusive option;
•	$500,000 of expenditures (an additional $400,000) within 24 months from exercising the exclusive option;
•	Payment to the Company of $100,000 in cash at 24 months from exercising the exclusive option or at such time as the Company demonstrates receipt of full title in the Seven Troughs claims, whichever is later;
•	$2,000,000 of expenditures (an additional 1,500,000) within 36 months from exercising the exclusive option; and
•	Payment to the Company of $150,000 in cash at 36 months from exercising the exclusive option.

During the Earn-In Period, NDY will be the operator of the project and be responsible for payment of annual federal and county claim fees. NDY may withdraw from the Earn-In after spending $100,000, or if the transfer of claims ownership to the Company is not successfully completed within 24 months of commencement of the Earn-In Period.

Joint Venture Period:

Upon completion of the Earn-In Period, NDY will hold 51% interest and the Company will have the option (for a period of up to 60 business days) to elect to fund and participate in a Joint Venture on the basis of its 49% interest in the project.

If the Company elects not to participate or fails to provide such notice within the 60-business day period, NDY can earn an additional 24% interest (for a total interest of 75%) in the project by:

•	spending $3,000,000 in exploration expenditures within three years from commencement of the joint venture, and
•	Issuing the Company 2,000,000 common shares in the stock of NDY.

The Company received $50,000 of the initial non-refundable cash payment in May 2022 and recorded it as a reduction to the carrying amount of mineral rights during that period.

New York Canyon:

On August 23, 2022, the Company purchased one patented mining claim, comprising of a total of 13.77 acres commonly known as the South Wales #1 patent within the New York Canyon claim block, from Newmont Capital Limited for a total of $41,310. In conjunction with this purchase, the Company granted a 1.5% net smelter return royalty to the seller.

On September 28, 2022, the Company purchased five patented mining claims, comprising of a total of 28.82 acres commonly known as the Tiger Lilly, Eureka Giant, Southern Cross, Maria and Best & Belcher patents with and near the New York Canyon claim block, from the University of Nevada, Reno Foundation for a total of $86,460. In conjunction with this purchase, the Company granted a 1.5% net smelter return royalty to the seller. Two of the patented claims are not within the New York Canyon claim block, but will be included with this designation on the Company’s claims record references.

During the first quarter of fiscal 2023, the Company capitalized a purchased interest in patented claims within the New York Canyon claim block from private parties for $10,933. In conjunction with the purchase, the Company granted a 0.5% net smelter return royalty to the sellers. During fiscal 2023, the Company purchased an interest in additional patented claims within the New York Canyon claim block from private parties for $68,369.